Performance Management	Jan. 27, 2026
Empiric Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last 10 years. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index and supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares are different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information is available at www.empiricfunds.com or by calling 1-888-839-7424.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last 10 years.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 30.96% (quarter ended June 30, 2020), and the lowest return for a quarter was (27.32)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	30.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(27.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities.
Performance [Table]
Class A (with load)	1 Year	5 Year	10 Year
Return Before Taxes	(3.52)%	3.76%	8.99%
Return After Taxes on Distributions	(3.55)%	3.72%	8.79%
Return After Taxes on Distributions and Sale of Fund Shares	(2.06)%	2.91%	7.35%
Class C
Return Before Taxes	1.63%	4.21%	8.80%
MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	11.63%	7.59%	10.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Performance Availability Website Address [Text]	www.empiricfunds.com
Performance Availability Phone [Text]	1-888-839-7424
JAG Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for the last 10 years, and by showing how its Class A, Class I and Class R shares’ average annual returns compare over time with those of a broad measure of market performance and a supplemental index. Although Class I and Class R shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Class R shares are different from Class A shares because Class I and Class R shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 855-552-4596.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for the last 10 years, and by showing how its Class A, Class I and Class R shares’ average annual returns compare over time with those of a broad measure of market performance and a supplemental index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 28.31% (quarter ended June 30, 2020), and the lowest return for a quarter was (19.53%) (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	28.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(19.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended, December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Year	10 Year
Class A
Return Before Taxes	6.41%	10.12%	14.33%
Return After Taxes on Distributions	0.19%	6.35%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	7.31%	10.92%
Class I
Return Before Taxes	13.18%	11.71%	15.29%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	18.70%	15.35%	18.14%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Class R			Since inception (2/1/2020)
Return Before Taxes	13.56%	12.10%	15.95%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	18.70%	15.35%	18.55%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.19%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	855-552-4596